Loss per Share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Issued and paid-in share capital as at January 1	125,770,107	79,866,264	19,870,337
Weighted average of the number of ordinary shares of Steakholder Foods Ltd. issued during the year	10,130,762	36,088,237	40,241,860
Weighted average of the number of ordinary shares used to calculate basic earnings per share	135,900,869	115,954,501	60,112,197